Note 13 - Stock Options and Contributed Surplus (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
		Weighted average
	Number of	Exercise
	Options	Price

Balance, January 1, 2015	24,237,800	$0.61
Expired/cancelled	(1,068,000)	1.13
Exercised	(8,106,300)	0.43
Granted	11,655,000	1.19

Balance, December 31, 2015	26,718,500	0.89
Expired/cancelled	(1,290,000)	0.96
Exercised	(5,648,000)	0.37
Granted	4,025,000	0.62

Balance, December 31, 2016	23,805,500	0.96
Expired/cancelled	(5,455,209)	0.73
Exercised	(685,000)	0.19
Granted	15,425,000	0.24

Balance, December 31, 2017	33,090,291	$0.68

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	2017	2016	2015

Weighted average exercise price	$0.24	$0.62	$1.19
Weighted average risk-free interest rate	1.87%	1.05%	0.98%
Weighted average dividend yield	0%	0%	0%
Weighted average volatility	102.73%	104.3%	102.7%
Weighted average estimated life (years)	10	10	5
Weighted average share price	$0.24	$0.62	$1.19

Disclosure of share prices of share options granted [text block]
	2017	2016	2015

First grant	$0.32	$0.75	$1.31
Second grant	0.27	0.74	1.59
Third grant	0.25	0.66	1.33
Fourth grant	0.28	0.71	1.14
Fifth grant	0.22	0.62	1.13
Sixth grant	0.22	0.46	1.25
Seventh grant	0.23	-	1.19
Eighth grant	0.24	-	0.83
Ninth grant	0.28	-	0.72
Tenth grant	0.29	-	0.63
Eleventh grant	0.21	-	0.74
Twelfth grant	-	-	0.62
Thirteenth grant	-	-	0.65

Disclosure of range of exercise prices of outstanding share options [text block]
Options Outstanding			Options Exercisable
			Weighted
		Weighted	Average		Weighted
		Average	Remaining		Average
Exercise	Number	Exercise	Contractual	Number	Exercise
Range	Outstanding	Price	Life (years)	Exercisable	Price

$0.11 - $0.25	225,000	$0.23	4.13	225,000	$0.23
$0.26 - $0.31	10,450,000	$0.22	9.54	1,031,250	$0.22
$0.32 - $0.37	1,337,500	$0.28	9.40	12,500	$0.33
$0.38 - $0.86	7,851,000	$0.43	7.60	2,135,375	$0.52
$0.87 - $1.64	13,226,791	$1.24	2.33	9,872,746	$1.28
	33,090,291	$0.68	6.16	$13,276,871	$1.06

Disclosure of share premium [text block]
Amount

Balance, January 1, 2015	$23,616,664
Stock-based compensation	4,818,120
Fair value of stock options exercised	(2,816,625)

Balance, December 31, 2015	25,618,159
Stock-based compensation	4,070,264
Fair value of stock options exercised	(1,737,879)
Fair value of expired warrants	1,112,330

Balance, December 31, 2016	29,062,874
Stock-based compensation	3,174,924
Fair value of stock options exercised	(134,831)

Balance, December 31, 2017	$32,102,967